Stock-Based Compensation - Schedule of Non-Vested Options (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Non-vested Options, Beginning Balance	9,605,060	5,156,710	5,156,710	501,469
Number of Non-vested Options, Granted	80,341	6,361,841	6,361,841	5,536,249
Number of Non-vested Options, Vested	(1,395,186)		(1,913,491)	(881,008)
Number of Non-vested Options, Forfeited	(4,145,391)
Number of Non-vested Options, Ending Balance	4,144,824		9,605,060	5,156,710
Number of Non-vested Options, Exercisable	4,446,193
Number of Non-vested Options, Outstanding	8,591,017
Weighted Average Fair Value at Grant Date, Beginning Balance	$ 1.74	$ 1.29	$ 1.29	$ 0.73
Weighted Average Fair Value at Grant Date, Granted	1.87		1.93	1.29
Weighted Average Fair Value at Grant Date, Vested	1.95		1.31	0.73
Weighted Average Fair Value at Grant Date, Forfeited	1.95
Weighted Average Fair Value at Grant Date, Ending Balance	1.47		1.74	1.29
Weighted Average Fair Value at Grant Date, Exercisable	1.45
Weighted Average Fair Value at Grant Date, Outstanding	$ 1.46
Intrinsic Value, Outstanding, Beginning Balance
Intrinsic Value, Outstanding, Ending Balance